Average Annual Total Returns{- Templeton Global Bond VIP Fund} - FTVIP Class 2-66 - Templeton Global Bond VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	JP Morgan Global Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	JP Morgan Global Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	JP Morgan Global Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Citigroup World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Citigroup World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Citigroup World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	1.63%	0.79%	3.46%	6.02%	2.16%	2.15%	5.90%	2.03%	1.85%